Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000219740
Shareholder Report [Line Items]
Fund Name	iShares 0-3 Month Treasury Bond ETF
Trading Symbol	SGOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 0-3 Month Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-3 Month Treasury Bond ETF	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[1]
AssetsNet	$ 55,317,916,473
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$55,317,916,473
Number of Portfolio Holdings...
22
Portfolio Turnover Rate...
-%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
100.0%
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bills, 4.37%, 09/23/25...
12.4%
U.S. Treasury Bills, 4.37%, 09/30/25...
9.0
U.S. Treasury Bills, 4.35%, 09/16/25...
8.9
U.S. Treasury Bills, 4.30%, 10/21/25...
8.4
U.S. Treasury Bills, 4.33%, 10/30/25...
7.2
U.S. Treasury Bills, 4.36%, 09/18/25...
7.2
U.S. Treasury Bills, 4.27%, 10/14/25...
6.7
U.S. Treasury Bills, 4.33%, 09/25/25...
5.5
U.S. Treasury Bills, 4.32%, 10/07/25...
4.9
U.S. Treasury Bills, 4.32%, 10/09/25...
4.5
Footnote	Description
Footnote(a)	Excludes money market funds.

C000012087
Shareholder Report [Line Items]
Fund Name	iShares 1-3 Year Treasury Bond ETF
Trading Symbol	SHY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 1-3 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-3 Year Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[2]
AssetsNet	$ 24,557,042,136
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$24,557,042,136
Number of Portfolio Holdings...
105
Portfolio Turnover Rate...
30%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
0.6%
1-2 Years...
53.3
2-3 Years...
46.1
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 4.00%, 01/15/27...
2.4%
U.S. Treasury Notes, 4.25%, 03/15/27...
2.2
U.S. Treasury Notes, 1.25%, 04/30/28...
1.9
U.S. Treasury Notes, 4.50%, 05/15/27...
1.9
U.S. Treasury Notes, 4.50%, 04/15/27...
1.6
U.S. Treasury Notes, 2.63%, 05/31/27...
1.6
U.S. Treasury Notes, 1.25%, 06/30/28...
1.6
U.S. Treasury Notes, 1.25%, 11/30/26...
1.6
U.S. Treasury Notes, 4.13%, 02/15/27...
1.6
U.S. Treasury Notes, 3.88%, 03/31/27...
1.6
Footnote	Description
Footnote(a)	Excludes money market funds.

C000037537
Shareholder Report [Line Items]
Fund Name	iShares 3-7 Year Treasury Bond ETF
Trading Symbol	IEI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 3-7 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 3-7 Year Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[3]
AssetsNet	$ 16,821,510,717
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$16,821,510,717
Number of Portfolio Holdings...
83
Portfolio Turnover Rate...
17%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
2-3 Years...
0.0%Footnote Reference(b)
3-4 Years...
31.2
4-5 Years...
30.9
5-6 Years...
19.5
6-7 Years...
18.4
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 2.63%, 02/15/29...
4.1%
U.S. Treasury Notes, 1.38%, 10/31/28...
3.7
U.S. Treasury Notes, 4.38%, 11/30/30...
3.6
U.S. Treasury Notes, 2.38%, 05/15/29...
2.9
U.S. Treasury Notes, 3.13%, 11/15/28...
2.9
U.S. Treasury Notes, 4.00%, 02/28/30...
2.3
U.S. Treasury Notes, 4.13%, 08/31/30...
2.3
U.S. Treasury Notes, 1.38%, 11/15/31...
2.2
U.S. Treasury Notes, 2.88%, 05/15/32...
2.1
U.S. Treasury Notes, 2.75%, 08/15/32...
2.1
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

C000012088
Shareholder Report [Line Items]
Fund Name	iShares 7-10 Year Treasury Bond ETF
Trading Symbol	IEF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 7-10 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 7-10 Year Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[4]
AssetsNet	$ 35,758,675,351
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$35,758,675,351
Number of Portfolio Holdings...
14
Portfolio Turnover Rate...
27%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
6-7 Years...
6.0%
7-8 Years...
25.7
8-9 Years...
35.8
9-10 Years...
32.5
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 4.63%, 02/15/35...
9.7%
U.S. Treasury Notes, 4.25%, 11/15/34...
9.4
U.S. Treasury Notes, 4.38%, 05/15/34...
9.1
U.S. Treasury Notes, 3.88%, 08/15/34...
8.9
U.S. Treasury Notes, 4.00%, 02/15/34...
8.9
U.S. Treasury Notes, 4.50%, 11/15/33...
8.9
U.S. Treasury Notes, 4.25%, 05/15/35...
8.3
U.S. Treasury Notes, 3.88%, 08/15/33...
8.2
U.S. Treasury Notes, 3.38%, 05/15/33...
6.9
U.S. Treasury Notes, 3.50%, 02/15/33...
6.8
Footnote	Description
Footnote(a)	Excludes money market funds.

C000037538
Shareholder Report [Line Items]
Fund Name	iShares 10-20 Year Treasury Bond ETF
Trading Symbol	TLH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 10-20 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 10-20 Year Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[5]
AssetsNet	$ 11,257,044,041
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$11,257,044,041
Number of Portfolio Holdings...
65
Portfolio Turnover Rate...
7%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
3-4 Years...
0.2%
4-5 Years...
0.0Footnote Reference(b)
6-7 Years...
0.1
9-10 Years...
0.1
10-11 Years...
0.7
11-12 Years...
1.0
12-13 Years...
1.3
13-14 Years...
2.0
14-15 Years...
7.5
15-16 Years...
14.3
16-17 Years...
16.5
17-18 Years...
21.2
18-19 Years...
23.4
19-20 Years...
11.7
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds, 4.75%, 11/15/43...
5.6%
U.S. Treasury Bonds, 4.50%, 02/15/44...
5.6
U.S. Treasury Bonds, 2.00%, 11/15/41...
4.6
U.S. Treasury Bonds, 1.75%, 08/15/41...
4.2
U.S. Treasury Bonds, 3.88%, 02/15/43...
4.1
U.S. Treasury Bonds, 4.13%, 08/15/44...
4.0
U.S. Treasury Bonds, 3.38%, 08/15/42...
3.8
U.S. Treasury Bonds, 4.38%, 08/15/43...
3.8
U.S. Treasury Bonds, 4.00%, 11/15/42...
3.7
U.S. Treasury Bonds, 1.88%, 02/15/41...
3.7
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

C000012090
Shareholder Report [Line Items]
Fund Name	iShares 20+ Year Treasury Bond ETF
Trading Symbol	TLT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 20+ Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 20+ Year Treasury Bond ETF	$7	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[6]
AssetsNet	$ 47,396,669,308
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$47,396,669,308
Number of Portfolio Holdings...
44
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
15-20 Years...
0.4%
20-25 Years...
32.5
25-30 Years...
67.1
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds, 2.00%, 08/15/51...
5.8%
U.S. Treasury Bonds, 1.88%, 02/15/51...
5.0
U.S. Treasury Bonds, 1.88%, 11/15/51...
4.8
U.S. Treasury Bonds, 4.13%, 08/15/53...
4.6
U.S. Treasury Bonds, 4.75%, 11/15/53...
4.6
U.S. Treasury Bonds, 4.63%, 05/15/54...
4.5
U.S. Treasury Bonds, 4.25%, 08/15/54...
4.3
U.S. Treasury Bonds, 4.25%, 02/15/54...
4.1
U.S. Treasury Bonds, 4.75%, 05/15/55...
4.0
U.S. Treasury Bonds, 3.63%, 05/15/53...
3.9
Footnote	Description
Footnote(a)	Excludes money market funds.

C000221912
Shareholder Report [Line Items]
Fund Name	iShares 25+ Year Treasury STRIPS Bond ETF
Trading Symbol	GOVZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 25+ Year Treasury STRIPS Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 25+ Year Treasury STRIPS Bond ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[7]
AssetsNet	$ 281,537,031
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$281,537,031
Number of Portfolio Holdings...
22
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
20-25 Years...
5.2%
25-30 Years...
94.8
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds Principal STRIPS
0.00%, 02/15/52...
7.5%
0.00%, 08/15/51...
6.6
0.00%, 02/15/51...
6.1
0.00%, 11/15/50...
5.8
0.00%, 11/15/51...
5.6
0.00%, 08/15/50...
5.2
0.00%, 08/15/52...
4.9
0.00%, 05/15/53...
4.9
0.00%, 11/15/52...
4.9
0.00%, 02/15/53...
4.9
Footnote	Description
Footnote(a)	Excludes money market funds.

C000037536
Shareholder Report [Line Items]
Fund Name	iShares Short Treasury Bond ETF
Trading Symbol	SHV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Short Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[8]
AssetsNet	$ 20,631,907,191
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$20,631,907,191
Number of Portfolio Holdings...
59
Portfolio Turnover Rate...
51%

Holdings [Text Block]

Portfolio composition

Ten largest holdings

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
100.0%
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bills, 4.24%, 01/22/26...
5.1%
U.S. Treasury Bills, 4.26%, 09/25/25...
5.0
U.S. Treasury Bills, 4.23%, 11/20/25...
3.8
U.S. Treasury Bills, 0.00%, 12/30/25...
3.4
U.S. Treasury Bills, 4.12%, 07/09/26...
3.2
U.S. Treasury Bills, 4.12%, 10/09/25...
3.1
U.S. Treasury Bills, 4.25%, 01/15/26...
3.0
U.S. Treasury Bills, 4.24%, 01/29/26...
3.0
U.S. Treasury Bills, 4.33%, 11/18/25...
3.0
U.S. Treasury Bills, 4.20%, 10/02/25...
3.0
Footnote	Description
Footnote(a)	Excludes money market funds.

C000053739
Shareholder Report [Line Items]
Fund Name	iShares California Muni Bond ETF
Trading Symbol	CMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares California Muni Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares California Muni Bond ETF	$4	0.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[9]
AssetsNet	$ 3,355,270,617
Holdings Count | Holding	1,295
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,355,270,617
Number of Portfolio Holdings...
1,295
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
13.4%
AA+...
8.8
AA...
17.3
AA-...
35.2
A+...
4.4
A...
3.9
A-...
0.5
BBB+...
0.1
Not Rated...
16.4
Security	Percent of TotaI InvestmentsFootnote Reference(a)
California Educational Facilities Authority, Series U-6, RB, 5.00%, 05/01/45...
0.7%
University of California, Series 2023BN, RB, 5.50%, 05/15/40...
0.6
Orange County Water District, Series 2003A, COP, VRDN, 2.65%, 09/10/25...
0.6
Los Angeles Unified School District, Series 2024A, GO, 5.00%, 07/01/34...
0.6
State of California, GO, 5.00%, 11/01/31...
0.6
State of California, GO, 5.00%, 09/01/32...
0.5
California State University, Series 2024A, RB, 5.50%, 11/01/55...
0.5
Foothill-Eastern Transportation Corridor Agency, Series 2021A, RB, 4.00%, 01/15/46...
0.5
State of California, GO, 5.00%, 10/01/25...
0.5
University of California, Series 2025BZ, RB, 5.00%, 05/15/26...
0.5

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000052220
Shareholder Report [Line Items]
Fund Name	iShares National Muni Bond ETF
Trading Symbol	MUB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares National Muni Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares National Muni Bond ETF	$3	0.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[10]
AssetsNet	$ 38,689,830,870
Holdings Count | Holding	5,836
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$38,689,830,870
Number of Portfolio Holdings...
5,836
Portfolio Turnover Rate...
5%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
22.8%
AA+...
20.9
AA...
16.1
AA-...
15.7
A+...
5.7
A...
5.8
A-...
2.7
BBB+...
0.3
BBB...
0.4
Not Rated...
9.6
State	Percent of TotaI InvestmentsFootnote Reference(a)
New York ...
21.8%
California ...
16.9
Texas ...
11.0
Illinois ...
4.8
New Jersey ...
4.4
Massachusetts ...
4.1
Washington ...
3.6
Pennsylvania ...
3.3
Florida ...
2.4
Maryland ...
2.4

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000053740
Shareholder Report [Line Items]
Fund Name	iShares New York Muni Bond ETF
Trading Symbol	NYF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares New York Muni Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares New York Muni Bond ETF	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[11]
AssetsNet	$ 899,332,732
Holdings Count | Holding	693
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$899,332,732
Number of Portfolio Holdings...
693
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
24.6%
AA+...
19.3
AA...
22.4
AA-...
12.3
A+...
2.1
A...
10.1
BBB+...
0.2
Not Rated...
9.0
Security	Percent of TotaI InvestmentsFootnote Reference(a)
Empire State Development Corp., Series 2017A, RB, 5.00%, 03/15/29...
0.7%
Utility Debt Securitization Authority, Series 2023TE-1, RB, 5.00%, 12/15/41...
0.6
Triborough Bridge & Tunnel Authority, Series 2025A, RB, 5.00%, 02/01/28...
0.6
New York City Transitional Finance Authority Future Tax Secured, Series 2023A-1, RB, 5.25%, 08/01/42...
0.6
New York State Dormitory Authority, Series 2020A, RB, 5.00%, 07/01/26...
0.6
Hudson Yards Infrastructure Corp., Series 2017A, RB, 5.00%, 02/15/31...
0.6
New York Power Authority, Series 2024A, RB, 5.00%, 11/15/35...
0.5
Long Island Power Authority, Series 2016B, RB, 5.00%, 09/01/30...
0.5
New York City Transitional Finance Authority, Series 2024G-1, RB, 5.00%, 05/01/43...
0.5
Monroe County Industrial Development Corp., Series 2018, RB, 5.00%, 05/01/34...
0.5

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000069126
Shareholder Report [Line Items]
Fund Name	iShares Short-Term National Muni Bond ETF
Trading Symbol	SUB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Short-Term National Muni Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short-Term National Muni Bond ETF	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[12]
AssetsNet	$ 10,234,116,099
Holdings Count | Holding	2,592
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$10,234,116,099
Number of Portfolio Holdings...
2,592
Portfolio Turnover Rate...
15%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
30.5%
AA+...
18.6
AA...
14.2
AA-...
13.0
A+...
6.7
A...
5.0
A-...
2.6
BBB+...
0.0Footnote Reference(b)
BBB...
0.1
Not Rated...
9.3
State	Percent of TotaI InvestmentsFootnote Reference(a)
New York ...
12.4%
Texas ...
12.2
California ...
12.1
Illinois ...
5.0
New Jersey ...
4.3
Washington ...
4.1
Maryland ...
3.9
Massachusetts ...
3.3
Virginia ...
3.3
Florida ...
2.9

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

C000069125
Shareholder Report [Line Items]
Fund Name	iShares Agency Bond ETF
Trading Symbol	AGZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Agency Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Agency Bond ETF	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[13]
AssetsNet	$ 615,981,189
Holdings Count | Holding	133
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$615,981,189
Number of Portfolio Holdings...
133
Portfolio Turnover Rate...
14%

Holdings [Text Block]

Credit quality allocation

Maturity allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
97.9%
Corporate Bonds...
1.6
Foreign Government Obligations...
0.5
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
9.9%
1-5 Years...
65.9
5-10 Years...
15.0
10-15 Years...
6.4
15-20 Years...
0.0Footnote Reference(b)
More than 20 Years...
2.8
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

C000227271
Shareholder Report [Line Items]
Fund Name	iShares BBB Rated Corporate Bond ETF
Trading Symbol	LQDB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares BBB Rated Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares BBB Rated Corporate Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[14]
AssetsNet	$ 43,437,128
Holdings Count | Holding	1,030
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$43,437,128
Number of Portfolio Holdings...
1,030
Portfolio Turnover Rate...
8%

Holdings [Text Block]

Credit quality allocation

Maturity allocation

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
A...
1.0%
A-...
4.1
BBB+...
30.4
BBB...
47.2
BBB-...
15.4
BB+...
1.4
Not Rated...
0.5
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
6.5%
1-5 Years...
32.6
5-10 Years...
30.7
10-15 Years...
5.2
15-20 Years...
5.1
More than 20 Years...
19.9
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000199547
Shareholder Report [Line Items]
Fund Name	iShares Long-Term National Muni Bond ETF
Trading Symbol	LMUB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Long-Term National Muni Bond ETF (the “Fund”) for the period of March 17, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 4	[15]
Expense Ratio, Percent	0.09%	[16]
AssetsNet	$ 25,297,162
Holdings Count | Holding	219
InvestmentCompanyPortfolioTurnover	3.00%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[16]	Annualized.